     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 24, 1998

                                       SECURITIES ACT OF 1933 FILE NO. 333-
================================================================================

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-2

[X]   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.
                     POST-EFFECTIVE AMENDMENT NO.

                    CHARTWELL DIVIDEND AND INCOME FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 C/O PFPC INC.
                              400 BELLEVUE PARKWAY
                           WILMINGTON, DELAWARE 19809
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (302) 791-1700
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               ROBERT W. DIACZUK
                                 C/O PFPC INC.
                              400 BELLEVUE PARKWAY
                           WILMINGTON, DELAWARE 19809
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------

                                WITH COPIES TO:

            HENRY S. HILLES, JR., ESQ.                             SARAH E. COGAN, ESQ.
            DRINKER BIDDLE & REATH LLP                          SIMPSON THACHER & BARTLETT
       PHILADELPHIA NATIONAL BANK BUILDING                         425 LEXINGTON AVENUE
               1345 CHESTNUT STREET                              NEW YORK, NEW YORK 10017
      PHILADELPHIA, PENNSYLVANIA 19107-3496

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

[X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-49969.


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

============================================================================================================================
                                                                      PROPOSED            PROPOSED
               TITLE OF                                                MAXIMUM             MAXIMUM
           SECURITIES BEING                   AMOUNT BEING         OFFERING PRICE         AGGREGATE           AMOUNT OF
              REGISTERED                      REGISTERED(1)           PER UNIT         OFFERING PRICE     REGISTRATION FEE
----------------------------------------------------------------------------------------------------------------------------
Common Stock, par value per share
  $.01.................................    410,000 Shares              $15.00           $6,150,000             $1,815
============================================================================================================================

(1) Includes 53,478 shares of Common Stock which the Underwriters may purchase to cover over-allotments.

                            ------------------------
================================================================================

               INCORPORATION OF CERTAIN INFORMATION BY REFERENCE

     The contents of the Registration Statement on Form N-2 filed by Chartwell Dividend and Income Fund, Inc. (the "Fund") with the Securities and Exchange Commission (File No. 333-49969) pursuant to the Securities Act of 1933, as amended, including the exhibits thereto, are incorporated by reference into this Registration Statement.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Berwyn and the Commonwealth of Pennsylvania on the 24th day of June, 1998.

                                        CHARTWELL DIVIDEND AND INCOME FUND, INC.

                                        By /s/ Winthrop S. Jessup
                                           ------------------------------
                                               Winthrop S. Jessup
                                               President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                     Title                            Date
/s/ Winthrop S. Jessup             Chairman (Principal Executive    June 24, 1998
------------------------------     Officer), Director
Winthrop S. Jessup


/s/ Timothy J. Riddle              Treasurer (Principal Financial   June 24, 1998
------------------------------     and Accounting Officer)
Timothy J. Riddle



      This Registration Statement has also been signed below by Winthrop S. Jessup, Attorney-in-Fact, on behalf of the following Directors on the date indicated:
                              Bernard P. Schaffer
                               Kenneth F. Herlihy
                             William Kronenberg III


/s/ Winthrop S. Jessup                                             June 24, 1998
------------------------------
Winthrop S. Jessup,
As Attorney-in-Fact

                                 EXHIBIT INDEX


EXHIBIT
NUMBER*                           DESCRIPTION
-------                           -----------
  5       --   Opinion of Drinker Biddle & Reath LLP
 23.1     --   Consent of Coopers & Lybrand L.L.P.
 23.2     --   Consent of Drinker Biddle & Reath LLP
 24       --   Powers of Attorney (Incorporated by reference to the Registrant's
               Registration Statement on Form N-2 (File No. 333-49969))

* All other exhibits are incorporated by reference to the Registrant's Registration Statement on Form N-2 (File No. 333-49969).